Related Parties - Summary of Guarantees Provided To Related Parties (Details) ر.س in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)		Dec. 31, 2022 SAR (ر.س)		Dec. 31, 2022 MXN ($)		Dec. 31, 2022 KRW (₩)
Performance guarantees 1
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Shuweihat Asia Operation & Maintenance Company		Shuweihat Asia Operation & Maintenance Company		Shuweihat Asia Operation & Maintenance Company		Shuweihat Asia Operation & Maintenance Company
Amount of guarantees | $	$ 11,000
Name of Guarantee	Shuweihat Asia Power Investment B.V.		Shuweihat Asia Power Investment B.V.		Shuweihat Asia Power Investment B.V.		Shuweihat Asia Power Investment B.V.
Performance guarantees and others 1
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited
Amount of guarantees | $	$ 1,387
Name of Guarantee	Rabigh Electricity Company		Rabigh Electricity Company		Rabigh Electricity Company		Rabigh Electricity Company
Performance guarantees 2
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Nghi Son 2 Power LLC		Nghi Son 2 Power LLC		Nghi Son 2 Power LLC		Nghi Son 2 Power LLC
Amount of guarantees | $	$ 70,000
Name of Guarantee	SMBC Ho Chi Minh and others		SMBC Ho Chi Minh and others		SMBC Ho Chi Minh and others		SMBC Ho Chi Minh and others
Debt guarantees 1
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Barakah One Company		Barakah One Company		Barakah One Company		Barakah One Company
Amount of guarantees | $	$ 1,223,355
Name of Guarantee	Export-Import Bank of Korea and others		Export-Import Bank of Korea and others		Export-Import Bank of Korea and others		Export-Import Bank of Korea and others
Performance guarantees and others 2
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees | $	$ 4,197,287
Name of Guarantee	Export-Import Bank of Korea and others		Export-Import Bank of Korea and others		Export-Import Bank of Korea and others		Export-Import Bank of Korea and others
Performance guarantees 3
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation	[1]	Korea Electric Power Corporation	[1]	Korea Electric Power Corporation	[1]	Korea Electric Power Corporation	[1]
Name of Principal obligor	RE Holiday Holdings LLC	[1]	RE Holiday Holdings LLC	[1]	RE Holiday Holdings LLC	[1]	RE Holiday Holdings LLC	[1]
Amount of guarantees | $	$ 222,077	[1]
Name of Guarantee	EFS Renewables Holdings, LLC, CA-CIB and others	[1]	EFS Renewables Holdings, LLC, CA-CIB and others	[1]	EFS Renewables Holdings, LLC, CA-CIB and others	[1]	EFS Renewables Holdings, LLC, CA-CIB and others	[1]
Performance guarantees 4
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	RE Pioneer Holdings LLC		RE Pioneer Holdings LLC		RE Pioneer Holdings LLC		RE Pioneer Holdings LLC
Amount of guarantees | $	$ 106,873
Name of Guarantee	EFS Renewables Holdings, LLC		EFS Renewables Holdings, LLC		EFS Renewables Holdings, LLC		EFS Renewables Holdings, LLC
Performance guarantees 5
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation	[1]	Korea Electric Power Corporation	[1]	Korea Electric Power Corporation	[1]	Korea Electric Power Corporation	[1]
Name of Principal obligor	RE Barren Ridge 1 Holdings LLC	[1]	RE Barren Ridge 1 Holdings LLC	[1]	RE Barren Ridge 1 Holdings LLC	[1]	RE Barren Ridge 1 Holdings LLC	[1]
Amount of guarantees | $	$ 68,838	[1]
Name of Guarantee	Firstar Development, LLC	[1]	Firstar Development, LLC	[1]	Firstar Development, LLC	[1]	Firstar Development, LLC	[1]
Performance guarantees 6
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Rabigh Electricity Company		Rabigh Electricity Company		Rabigh Electricity Company		Rabigh Electricity Company
Amount of guarantees | ر.س			ر.س 1,509
Name of Guarantee	Hana Bank		Hana Bank		Hana Bank		Hana Bank
Performance guarantees 7
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Shuweihat Asia Power Investment B.V.		Shuweihat Asia Power Investment B.V.		Shuweihat Asia Power Investment B.V.		Shuweihat Asia Power Investment B.V.
Amount of guarantees | $	$ 100,000
Name of Guarantee	ING Bank		ING Bank		ING Bank		ING Bank
Performance guarantees 8
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Amman Asia Electric Power Company		Amman Asia Electric Power Company		Amman Asia Electric Power Company		Amman Asia Electric Power Company
Amount of guarantees | $	$ 16,800
Name of Guarantee	Shinhan Bank		Shinhan Bank		Shinhan Bank		Shinhan Bank
Other Performance Guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Horus Solar, S.A. de C.V.		Horus Solar, S.A. de C.V.		Horus Solar, S.A. de C.V.		Horus Solar, S.A. de C.V.
Amount of guarantees | $					$ 16,413
Name of Guarantee	CENACE and others		CENACE and others		CENACE and others		CENACE and others
Other Performance Guarantees 1
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Recursos Solares PV de Mexico II, S.A. de C.V.		Recursos Solares PV de Mexico II, S.A. de C.V.		Recursos Solares PV de Mexico II, S.A. de C.V.		Recursos Solares PV de Mexico II, S.A. de C.V.
Amount of guarantees | $					$ 1,518
Name of Guarantee	SEMARNAT		SEMARNAT		SEMARNAT		SEMARNAT
Performance guarantees 9
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	International Offshore Power Transmission Holding Company Limited		International Offshore Power Transmission Holding Company Limited		International Offshore Power Transmission Holding Company Limited		International Offshore Power Transmission Holding Company Limited
Amount of guarantees | $	$ 150,000
Name of Guarantee	Mizuho Bank		Mizuho Bank		Mizuho Bank		Mizuho Bank
Other performance guarantees 3
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	International Offshore Power Transmission Holding Company Limited		International Offshore Power Transmission Holding Company Limited		International Offshore Power Transmission Holding Company Limited		International Offshore Power Transmission Holding Company Limited
Amount of guarantees | $	$ 7,000
Name of Guarantee	Credit Agricole		Credit Agricole		Credit Agricole		Credit Agricole
Collateralized money invested 1
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation	[2]	Korea Electric Power Corporation	[2]	Korea Electric Power Corporation	[2]	Korea Electric Power Corporation	[2]
Name of Principal obligor	Pulau Indah Power Plant Sdn. Bhd.	[2]	Pulau Indah Power Plant Sdn. Bhd.	[2]	Pulau Indah Power Plant Sdn. Bhd.	[2]	Pulau Indah Power Plant Sdn. Bhd.	[2]
Amount of guarantees							₩ 13,210	[2]
Name of Guarantee	Malaysian Trustee Berhad	[2]	Malaysian Trustee Berhad	[2]	Malaysian Trustee Berhad	[2]	Malaysian Trustee Berhad	[2]
Collateralized money invested 2
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Cheongna Energy Co., Ltd.		Cheongna Energy Co., Ltd.		Cheongna Energy Co., Ltd.		Cheongna Energy Co., Ltd.
Amount of guarantees							₩ 10,758
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Guarantees for supplemental funding 1
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	[3]	Korea Western Power Co., Ltd.	[3]	Korea Western Power Co., Ltd.	[3]	Korea Western Power Co., Ltd.	[3]
Name of Principal obligor	Cheongna Energy Co., Ltd.	[3]	Cheongna Energy Co., Ltd.	[3]	Cheongna Energy Co., Ltd.	[3]	Cheongna Energy Co., Ltd.	[3]
Amount of guarantees							₩ 0	[3]
Name of Guarantee	Kookmin Bank and others	[3]	Kookmin Bank and others	[3]	Kookmin Bank and others	[3]	Kookmin Bank and others	[3]
Collateralized money invested 3
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.
Amount of guarantees							₩ 115,584
Name of Guarantee	Krung Thai Bank		Krung Thai Bank		Krung Thai Bank		Krung Thai Bank
Impounding bonus guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.
Amount of guarantees | $	$ 5,000
Name of Guarantee	SK E&C		SK E&C		SK E&C		SK E&C
Other performance guarantees 4
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited
Amount of guarantees | ر.س			ر.س 11,200
Name of Guarantee	National Bank of Kuwait		National Bank of Kuwait		National Bank of Kuwait		National Bank of Kuwait
Collateralized money invested 4
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Daegu Photovoltaic Co., Ltd.		Daegu Photovoltaic Co., Ltd.		Daegu Photovoltaic Co., Ltd.		Daegu Photovoltaic Co., Ltd.
Amount of guarantees							₩ 2,849
Name of Guarantee	Korea Development Bank		Korea Development Bank		Korea Development Bank		Korea Development Bank
Collateralized money invested 5
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	[4]	Korea Western Power Co., Ltd.	[4]	Korea Western Power Co., Ltd.	[4]	Korea Western Power Co., Ltd.	[4]
Name of Principal obligor	Dongducheon Dream Power Co., Ltd.	[4]	Dongducheon Dream Power Co., Ltd.	[4]	Dongducheon Dream Power Co., Ltd.	[4]	Dongducheon Dream Power Co., Ltd.	[4]
Amount of guarantees							₩ 52,476	[4]
Name of Guarantee	Kookmin Bank and others	[4]	Kookmin Bank and others	[4]	Kookmin Bank and others	[4]	Kookmin Bank and others	[4]
Debt guarantees 2
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Dongducheon Dream Power Co., Ltd.		Dongducheon Dream Power Co., Ltd.		Dongducheon Dream Power Co., Ltd.		Dongducheon Dream Power Co., Ltd.
Amount of guarantees							₩ 20,300
Name of Guarantee	BNK Securities		BNK Securities		BNK Securities		BNK Securities
Collateralized money invested 7
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Haeng Bok Do Si Photovoltaic Power Co., Ltd.		Haeng Bok Do Si Photovoltaic Power Co., Ltd.		Haeng Bok Do Si Photovoltaic Power Co., Ltd.		Haeng Bok Do Si Photovoltaic Power Co., Ltd.
Amount of guarantees							₩ 278
Name of Guarantee	Nonghyup Bank		Nonghyup Bank		Nonghyup Bank		Nonghyup Bank
Collateralized money invested 6
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	PT. Mutiara Jawa		PT. Mutiara Jawa		PT. Mutiara Jawa		PT. Mutiara Jawa
Amount of guarantees							₩ 3,597
Name of Guarantee	Woori Bank		Woori Bank		Woori Bank		Woori Bank
Collateralized money invested 8
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Shin Pyeongtaek Power Co., Ltd.		Shin Pyeongtaek Power Co., Ltd.		Shin Pyeongtaek Power Co., Ltd.		Shin Pyeongtaek Power Co., Ltd.
Amount of guarantees							₩ 133,823
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Guarantees for supplemental funding 2
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	[3]	Korea Western Power Co., Ltd.	[3]	Korea Western Power Co., Ltd.	[3]	Korea Western Power Co., Ltd.	[3]
Name of Principal obligor	Shin Pyeongtaek Power Co., Ltd.	[3]	Shin Pyeongtaek Power Co., Ltd.	[3]	Shin Pyeongtaek Power Co., Ltd.	[3]	Shin Pyeongtaek Power Co., Ltd.	[3]
Amount of guarantees							₩ 0	[3]
Name of Guarantee	Kookmin Bank and others	[3]	Kookmin Bank and others	[3]	Kookmin Bank and others	[3]	Kookmin Bank and others	[3]
Collateralized money invested 9
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Haemodum Solar Co., Ltd.		Haemodum Solar Co., Ltd.		Haemodum Solar Co., Ltd.		Haemodum Solar Co., Ltd.
Amount of guarantees							₩ 3,367
Name of Guarantee	Nonghyup Bank		Nonghyup Bank		Nonghyup Bank		Nonghyup Bank
Collateralized money invested 10
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Muan Solar Park Co., Ltd.		Muan Solar Park Co., Ltd.		Muan Solar Park Co., Ltd.		Muan Solar Park Co., Ltd.
Amount of guarantees							₩ 7,838
Name of Guarantee	IBK and others		IBK and others		IBK and others		IBK and others
Collateralized money invested 11
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Anjwa Smart Farm & Solar City Co., Ltd.		Anjwa Smart Farm & Solar City Co., Ltd.		Anjwa Smart Farm & Solar City Co., Ltd.		Anjwa Smart Farm & Solar City Co., Ltd.
Amount of guarantees							₩ 8,662
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Collateralized money invested 12
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Seoroseoro Sunny Power Plant Co., Ltd.		Seoroseoro Sunny Power Plant Co., Ltd.		Seoroseoro Sunny Power Plant Co., Ltd.		Seoroseoro Sunny Power Plant Co., Ltd.
Amount of guarantees							₩ 859
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Collateralized money invested 13
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	YuDang Solar Co., Ltd.		YuDang Solar Co., Ltd.		YuDang Solar Co., Ltd.		YuDang Solar Co., Ltd.
Amount of guarantees							₩ 586
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Guarantees for supplemental funding 3
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	[3]	Korea Western Power Co., Ltd.	[3]	Korea Western Power Co., Ltd.	[3]	Korea Western Power Co., Ltd.	[3]
Name of Principal obligor	YuDang Solar Co., Ltd.	[3]	YuDang Solar Co., Ltd.	[3]	YuDang Solar Co., Ltd.	[3]	YuDang Solar Co., Ltd.	[3]
Amount of guarantees							₩ 0	[3]
Name of Guarantee	Hana Bank and others	[3]	Hana Bank and others	[3]	Hana Bank and others	[3]	Hana Bank and others	[3]
Collateralized money invested 14
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Hapcheon Floating Photovoltaic Power Plant Inc.		Hapcheon Floating Photovoltaic Power Plant Inc.		Hapcheon Floating Photovoltaic Power Plant Inc.		Hapcheon Floating Photovoltaic Power Plant Inc.
Amount of guarantees							₩ 8,471
Name of Guarantee	Nonghyup Bank and others		Nonghyup Bank and others		Nonghyup Bank and others		Nonghyup Bank and others
Collateralized money invested 15
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Yeongwol Eco Wind Co., Ltd.		Yeongwol Eco Wind Co., Ltd.		Yeongwol Eco Wind Co., Ltd.		Yeongwol Eco Wind Co., Ltd.
Amount of guarantees							₩ 3,155
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Guarantees for supplemental funding 4
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	[3]	Korea Western Power Co., Ltd.	[3]	Korea Western Power Co., Ltd.	[3]	Korea Western Power Co., Ltd.	[3]
Name of Principal obligor	Yeongwol Eco Wind Co., Ltd.	[3]	Yeongwol Eco Wind Co., Ltd.	[3]	Yeongwol Eco Wind Co., Ltd.	[3]	Yeongwol Eco Wind Co., Ltd.	[3]
Amount of guarantees							₩ 0	[3]
Name of Guarantee	Hana Bank and others	[3]	Hana Bank and others	[3]	Hana Bank and others	[3]	Hana Bank and others	[3]
Collateralized money invested 16
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Gurae Resident Power Co., Ltd.		Gurae Resident Power Co., Ltd.		Gurae Resident Power Co., Ltd.		Gurae Resident Power Co., Ltd.
Amount of guarantees							₩ 391
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Guarantees for supplemental funding 5
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	[3]	Korea Western Power Co., Ltd.	[3]	Korea Western Power Co., Ltd.	[3]	Korea Western Power Co., Ltd.	[3]
Name of Principal obligor	Gurae Resident Power Co., Ltd.	[3]	Gurae Resident Power Co., Ltd.	[3]	Gurae Resident Power Co., Ltd.	[3]	Gurae Resident Power Co., Ltd.	[3]
Amount of guarantees							₩ 0	[3]
Name of Guarantee	Hana Bank and others	[3]	Hana Bank and others	[3]	Hana Bank and others	[3]	Hana Bank and others	[3]
Collateralized money invested 17
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd		Korea Western Power Co., Ltd		Korea Western Power Co., Ltd		Korea Western Power Co., Ltd
Name of Principal obligor	Gunsan Land Solar Co., Ltd.		Gunsan Land Solar Co., Ltd.		Gunsan Land Solar Co., Ltd.		Gunsan Land Solar Co., Ltd.
Amount of guarantees							₩ 27,544
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Guarantees for supplemental funding 6
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd	[3]	Korea Western Power Co., Ltd	[3]	Korea Western Power Co., Ltd	[3]	Korea Western Power Co., Ltd	[3]
Name of Principal obligor	Gunsan Land Solar Co., Ltd.	[3]	Gunsan Land Solar Co., Ltd.	[3]	Gunsan Land Solar Co., Ltd.	[3]	Gunsan Land Solar Co., Ltd.	[3]
Amount of guarantees							₩ 0	[3]
Name of Guarantee	Hana Bank and others	[3]	Hana Bank and others	[3]	Hana Bank and others	[3]	Hana Bank and others	[3]
Collateralized money invested 18
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd		Korea Western Power Co., Ltd		Korea Western Power Co., Ltd		Korea Western Power Co., Ltd
Name of Principal obligor	Seobusambo highway photovoltaics Co., Ltd.		Seobusambo highway photovoltaics Co., Ltd.		Seobusambo highway photovoltaics Co., Ltd.		Seobusambo highway photovoltaics Co., Ltd.
Amount of guarantees							₩ 3,067
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Guarantees for supplemental funding 7
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd	[3]	Korea Western Power Co., Ltd	[3]	Korea Western Power Co., Ltd	[3]	Korea Western Power Co., Ltd	[3]
Name of Principal obligor	Seobusambo highway photovoltaics Co., Ltd.	[3]	Seobusambo highway photovoltaics Co., Ltd.	[3]	Seobusambo highway photovoltaics Co., Ltd.	[3]	Seobusambo highway photovoltaics Co., Ltd.	[3]
Amount of guarantees							₩ 0	[3]
Name of Guarantee	Hana Bank and others	[3]	Hana Bank and others	[3]	Hana Bank and others	[3]	Hana Bank and others	[3]
Collateralized money invested 19
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd		Korea Western Power Co., Ltd		Korea Western Power Co., Ltd		Korea Western Power Co., Ltd
Name of Principal obligor	Eumseong Eco Park Co., Ltd.		Eumseong Eco Park Co., Ltd.		Eumseong Eco Park Co., Ltd.		Eumseong Eco Park Co., Ltd.
Amount of guarantees							₩ 5,557
Name of Guarantee	Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others
Guarantees for supplemental funding 8
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd	[3]	Korea Western Power Co., Ltd	[3]	Korea Western Power Co., Ltd	[3]	Korea Western Power Co., Ltd	[3]
Name of Principal obligor	Eumseong Eco Park Co., Ltd.	[3]	Eumseong Eco Park Co., Ltd.	[3]	Eumseong Eco Park Co., Ltd.	[3]	Eumseong Eco Park Co., Ltd.	[3]
Amount of guarantees							₩ 0	[3]
Name of Guarantee	Kyobo Life Insurance Co., Ltd. and others	[3]	Kyobo Life Insurance Co., Ltd. and others	[3]	Kyobo Life Insurance Co., Ltd. and others	[3]	Kyobo Life Insurance Co., Ltd. and others	[3]
Collateralized money invested 20
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd		Korea Western Power Co., Ltd		Korea Western Power Co., Ltd		Korea Western Power Co., Ltd
Name of Principal obligor	PungBack Wind Farm Corporation		PungBack Wind Farm Corporation		PungBack Wind Farm Corporation		PungBack Wind Farm Corporation
Amount of guarantees							₩ 6,743
Name of Guarantee	Hanwha Life Insurance Co., Ltd and others		Hanwha Life Insurance Co., Ltd and others		Hanwha Life Insurance Co., Ltd and others		Hanwha Life Insurance Co., Ltd and others
Collateralized money invested 21
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Busan Shinho Solar Power Co., Ltd.		Busan Shinho Solar Power Co., Ltd.		Busan Shinho Solar Power Co., Ltd.		Busan Shinho Solar Power Co., Ltd.
Amount of guarantees							₩ 6,719
Name of Guarantee	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Collateralized money invested 22
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Seokmun Energy Co., Ltd.		Seokmun Energy Co., Ltd.		Seokmun Energy Co., Ltd.		Seokmun Energy Co., Ltd.
Amount of guarantees							₩ 17,336
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Guarantees for supplemental funding 9
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]
Name of Principal obligor	Seokmun Energy Co., Ltd.	[3]	Seokmun Energy Co., Ltd.	[3]	Seokmun Energy Co., Ltd.	[3]	Seokmun Energy Co., Ltd.	[3]
Amount of guarantees							₩ 0	[3]
Name of Guarantee	Kookmin Bank and others	[3]	Kookmin Bank and others	[3]	Kookmin Bank and others	[3]	Kookmin Bank and others	[3]
Collateralized money invested 23
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Chun-cheon Energy Co., Ltd.		Chun-cheon Energy Co., Ltd.		Chun-cheon Energy Co., Ltd.		Chun-cheon Energy Co., Ltd.
Amount of guarantees							₩ 32,044
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Guarantees for supplemental funding 10
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]
Name of Principal obligor	Chun-cheon Energy Co., Ltd.	[3]	Chun-cheon Energy Co., Ltd.	[3]	Chun-cheon Energy Co., Ltd.	[3]	Chun-cheon Energy Co., Ltd.	[3]
Amount of guarantees							₩ 90,800	[3]
Name of Guarantee	Kookmin Bank and others	[3]	Kookmin Bank and others	[3]	Kookmin Bank and others	[3]	Kookmin Bank and others	[3]
Collateralized money invested 24
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Honam Wind Power Co., Ltd.		Honam Wind Power Co., Ltd.		Honam Wind Power Co., Ltd.		Honam Wind Power Co., Ltd.
Amount of guarantees							₩ 4,819
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Guarantees for supplemental funding 11
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]
Name of Principal obligor	Honam Wind Power Co., Ltd.	[3]	Honam Wind Power Co., Ltd.	[3]	Honam Wind Power Co., Ltd.	[3]	Honam Wind Power Co., Ltd.	[3]
Amount of guarantees							₩ 0	[3]
Name of Guarantee	Shinhan Bank and others	[3]	Shinhan Bank and others	[3]	Shinhan Bank and others	[3]	Shinhan Bank and others	[3]
Collateralized money invested 25
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	GS Donghae Electric Power Co., Ltd.		GS Donghae Electric Power Co., Ltd.		GS Donghae Electric Power Co., Ltd.		GS Donghae Electric Power Co., Ltd.
Amount of guarantees							₩ 260,145
Name of Guarantee	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Collateralized money invested 26
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Yeonggwangbaeksu Wind Power Co., Ltd.		Yeonggwangbaeksu Wind Power Co., Ltd.		Yeonggwangbaeksu Wind Power Co., Ltd.		Yeonggwangbaeksu Wind Power Co., Ltd.
Amount of guarantees							₩ 3,151
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Collateralized money invested 27
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Yeonggwang Wind Power Co., Ltd.		Yeonggwang Wind Power Co., Ltd.		Yeonggwang Wind Power Co., Ltd.		Yeonggwang Wind Power Co., Ltd.
Amount of guarantees							₩ 20,713
Name of Guarantee	KDB Capital Corporation and others		KDB Capital Corporation and others		KDB Capital Corporation and others		KDB Capital Corporation and others
Collateralized money invested 28
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Daesan Green Energy Co., Ltd.		Daesan Green Energy Co., Ltd.		Daesan Green Energy Co., Ltd.		Daesan Green Energy Co., Ltd.
Amount of guarantees							₩ 19,218
Name of Guarantee	IBK		IBK		IBK		IBK
Guarantees for supplemental funding 12
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]
Name of Principal obligor	Daesan Green Energy Co., Ltd.	[3]	Daesan Green Energy Co., Ltd.	[3]	Daesan Green Energy Co., Ltd.	[3]	Daesan Green Energy Co., Ltd.	[3]
Amount of guarantees							₩ 0	[3]
Name of Guarantee	IBK	[3]	IBK	[3]	IBK	[3]	IBK	[3]
Collateralized money invested 29
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Taebaek Gadeoksan Wind Power Co., Ltd.		Taebaek Gadeoksan Wind Power Co., Ltd.		Taebaek Gadeoksan Wind Power Co., Ltd.		Taebaek Gadeoksan Wind Power Co., Ltd.
Amount of guarantees							₩ 20,040
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Guarantees for supplemental funding 13
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]
Name of Principal obligor	Taebaek Gadeoksan Wind Power Co., Ltd.	[3]	Taebaek Gadeoksan Wind Power Co., Ltd.	[3]	Taebaek Gadeoksan Wind Power Co., Ltd.	[3]	Taebaek Gadeoksan Wind Power Co., Ltd.	[3]
Amount of guarantees							₩ 0	[3]
Name of Guarantee	Hana Bank and others	[3]	Hana Bank and others	[3]	Hana Bank and others	[3]	Hana Bank and others	[3]
Other guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia
Amount of guarantees | $	$ 3,150
Name of Guarantee	PT. Adaro Indonesia		PT. Adaro Indonesia		PT. Adaro Indonesia		PT. Adaro Indonesia
Guarantees for supplemental funding 14
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]
Name of Principal obligor	PT. Tanjung Power Indonesia	[3]	PT. Tanjung Power Indonesia	[3]	PT. Tanjung Power Indonesia	[3]	PT. Tanjung Power Indonesia	[3]
Amount of guarantees							₩ 0	[3]
Name of Guarantee	Sumitomo mitsui banking and others	[3]	Sumitomo mitsui banking and others	[3]	Sumitomo mitsui banking and others	[3]	Sumitomo mitsui banking and others	[3]
Collateralized money invested 30
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia
Amount of guarantees							₩ 92,907
Name of Guarantee	MUFG and others		MUFG and others		MUFG and others		MUFG and others
Performance guarantees 10
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	South Jamaica Power Company Limited		South Jamaica Power Company Limited		South Jamaica Power Company Limited		South Jamaica Power Company Limited
Amount of guarantees | $	$ 14,400
Name of Guarantee	Credit Agricole Corporate & Investment Bank Seoul and others		Credit Agricole Corporate & Investment Bank Seoul and others		Credit Agricole Corporate & Investment Bank Seoul and others		Credit Agricole Corporate & Investment Bank Seoul and others
Collateralized money invested 31
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	South Jamaica Power Company Limited		South Jamaica Power Company Limited		South Jamaica Power Company Limited		South Jamaica Power Company Limited
Amount of guarantees							₩ 46,437
Name of Guarantee	JCSD Trustee Services Limited and others		JCSD Trustee Services Limited and others		JCSD Trustee Services Limited and others		JCSD Trustee Services Limited and others
Collateralized money invested 32
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	DE Energia SpA		DE Energia SpA		DE Energia SpA		DE Energia SpA
Amount of guarantees							₩ 9,536
Name of Guarantee	Mirae Asset Daewoo Co., Ltd. and others		Mirae Asset Daewoo Co., Ltd. and others		Mirae Asset Daewoo Co., Ltd. and others		Mirae Asset Daewoo Co., Ltd. and others
Collateralized Loans [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	DE Energia SpA		DE Energia SpA		DE Energia SpA		DE Energia SpA
Amount of guarantees | $	$ 5,728
Payment guarantees 1
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	[5]	Korea East-West Power Co., Ltd.	[5]	Korea East-West Power Co., Ltd.	[5]	Korea East-West Power Co., Ltd.	[5]
Name of Principal obligor	DE Energia SpA	[5]	DE Energia SpA	[5]	DE Energia SpA	[5]	DE Energia SpA	[5]
Amount of guarantees | $	$ 943	[5]
Name of Guarantee	Hana Bank	[5]	Hana Bank	[5]	Hana Bank	[5]	Hana Bank	[5]
Collateralized money invested 33
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Bitsolar Energy Co., Ltd.		Bitsolar Energy Co., Ltd.		Bitsolar Energy Co., Ltd.		Bitsolar Energy Co., Ltd.
Amount of guarantees							₩ 352
Name of Guarantee	Mirae Asset Life Insurance Co., Ltd. and others		Mirae Asset Life Insurance Co., Ltd. and others		Mirae Asset Life Insurance Co., Ltd. and others		Mirae Asset Life Insurance Co., Ltd. and others
Collateralized money invested 34
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Cheongju Eco Park Co., Ltd.		Cheongju Eco Park Co., Ltd.		Cheongju Eco Park Co., Ltd.		Cheongju Eco Park Co., Ltd.
Amount of guarantees							₩ 10,490
Name of Guarantee	Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others
Collateralized money invested 35
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Busan Industrial Solar Power Co., Ltd.		Busan Industrial Solar Power Co., Ltd.		Busan Industrial Solar Power Co., Ltd.		Busan Industrial Solar Power Co., Ltd.
Amount of guarantees							₩ 1,168
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Guarantees for supplemental funding 15
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]
Name of Principal obligor	Busan Industrial Solar Power Co., Ltd.	[3]	Busan Industrial Solar Power Co., Ltd.	[3]	Busan Industrial Solar Power Co., Ltd.	[3]	Busan Industrial Solar Power Co., Ltd.	[3]
Amount of guarantees							₩ 0	[3]
Name of Guarantee	Shinhan Bank and others	[3]	Shinhan Bank and others	[3]	Shinhan Bank and others	[3]	Shinhan Bank and others	[3]
Collateralized money invested 36
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Yangyang Wind Power Co., Ltd.		Yangyang Wind Power Co., Ltd.		Yangyang Wind Power Co., Ltd.		Yangyang Wind Power Co., Ltd.
Amount of guarantees							₩ 10,864
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Guarantees for supplemental funding 16
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]
Name of Principal obligor	Yangyang Wind Power Co., Ltd.	[3]	Yangyang Wind Power Co., Ltd.	[3]	Yangyang Wind Power Co., Ltd.	[3]	Yangyang Wind Power Co., Ltd.	[3]
Amount of guarantees							₩ 0	[3]
Name of Guarantee	Hana Bank and others	[3]	Hana Bank and others	[3]	Hana Bank and others	[3]	Hana Bank and others	[3]
Collateralized money invested 37
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Daewon Green Energy Co., Ltd.		Daewon Green Energy Co., Ltd.		Daewon Green Energy Co., Ltd.		Daewon Green Energy Co., Ltd.
Amount of guarantees							₩ 4,485
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Guarantees for supplemental funding 17
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]
Name of Principal obligor	Daewon Green Energy Co., Ltd.	[3]	Daewon Green Energy Co., Ltd.	[3]	Daewon Green Energy Co., Ltd.	[3]	Daewon Green Energy Co., Ltd.	[3]
Amount of guarantees							₩ 0	[3]
Name of Guarantee	Hana Bank and others	[3]	Hana Bank and others	[3]	Hana Bank and others	[3]	Hana Bank and others	[3]
Collateralized money invested 38
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Goheung New Energy Co., Ltd.		Goheung New Energy Co., Ltd.		Goheung New Energy Co., Ltd.		Goheung New Energy Co., Ltd.
Amount of guarantees							₩ 3,615
Name of Guarantee	Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others
Guarantees for supplemental funding 18
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]	Korea East-West Power Co., Ltd.	[3]
Name of Principal obligor	Goheung New Energy Co., Ltd.	[3]	Goheung New Energy Co., Ltd.	[3]	Goheung New Energy Co., Ltd.	[3]	Goheung New Energy Co., Ltd.	[3]
Amount of guarantees							₩ 0	[3]
Name of Guarantee	Woori Bank and others	[3]	Woori Bank and others	[3]	Woori Bank and others	[3]	Woori Bank and others	[3]
Collateralized money invested 39
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Seungmun Green Energy		Seungmun Green Energy		Seungmun Green Energy		Seungmun Green Energy
Amount of guarantees							₩ 9,055
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Collateralized money invested 40
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	KNH Solar Co., Ltd.		KNH Solar Co., Ltd.		KNH Solar Co., Ltd.		KNH Solar Co., Ltd.
Amount of guarantees							₩ 2,883
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Performance guarantees and guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[3]	Korea Southern Power Co., Ltd.	[3]	Korea Southern Power Co., Ltd.	[3]	Korea Southern Power Co., Ltd.	[3]
Name of Principal obligor	KNH Solar Co., Ltd.	[3]	KNH Solar Co., Ltd.	[3]	KNH Solar Co., Ltd.	[3]	KNH Solar Co., Ltd.	[3]
Amount of guarantees							₩ 0	[3]
Name of Guarantee	Shinhan Bank and others	[3]	Shinhan Bank and others	[3]	Shinhan Bank and others	[3]	Shinhan Bank and others	[3]
Collateralized money invested 41
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Daeryun Power Co., Ltd.		Daeryun Power Co., Ltd.		Daeryun Power Co., Ltd.		Daeryun Power Co., Ltd.
Amount of guarantees							₩ 26,727
Name of Guarantee	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Collateralized money invested 42
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Daegu Green Power Co., Ltd.		Daegu Green Power Co., Ltd.		Daegu Green Power Co., Ltd.		Daegu Green Power Co., Ltd.
Amount of guarantees							₩ 29,360
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Performance guarantees 11
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Daegu Green Power Co., Ltd.		Daegu Green Power Co., Ltd.		Daegu Green Power Co., Ltd.		Daegu Green Power Co., Ltd.
Amount of guarantees							₩ 0
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Performance guarantees 12
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Kelar S.A.		Kelar S.A.		Kelar S.A.		Kelar S.A.
Amount of guarantees | $	$ 54,282
Name of Guarantee	Hana Bank, MUFG		Hana Bank, MUFG		Hana Bank, MUFG		Hana Bank, MUFG
Performance guarantees 13
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Daehan Wind Power PSC		Daehan Wind Power PSC		Daehan Wind Power PSC		Daehan Wind Power PSC
Amount of guarantees | $	$ 1,800
Name of Guarantee	Shinhan Bank		Shinhan Bank		Shinhan Bank		Shinhan Bank
Payment guarantees 2
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[6]	Korea Southern Power Co., Ltd.	[6]	Korea Southern Power Co., Ltd.	[6]	Korea Southern Power Co., Ltd.	[6]
Name of Principal obligor	Daehan Wind Power PSC	[6]	Daehan Wind Power PSC	[6]	Daehan Wind Power PSC	[6]	Daehan Wind Power PSC	[6]
Amount of guarantees | $	$ 1,900	[6]
Name of Guarantee	Hana Bank	[6]	Hana Bank	[6]	Hana Bank	[6]	Hana Bank	[6]
Collateralized money invested 43
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Daehan Wind Power PSC		Daehan Wind Power PSC		Daehan Wind Power PSC		Daehan Wind Power PSC
Amount of guarantees							₩ 13,923
Name of Guarantee	Standard Chartered		Standard Chartered		Standard Chartered		Standard Chartered
Collateralized money invested 44
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Pyeongchang Wind Power Co., Ltd.		Pyeongchang Wind Power Co., Ltd.		Pyeongchang Wind Power Co., Ltd.		Pyeongchang Wind Power Co., Ltd.
Amount of guarantees							₩ 14,464
Name of Guarantee	Woori Bank and Shinhan Bank and others		Woori Bank and Shinhan Bank and others		Woori Bank and Shinhan Bank and others		Woori Bank and Shinhan Bank and others
Performance guarantees 14
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Pyeongchang Wind Power Co., Ltd.		Pyeongchang Wind Power Co., Ltd.		Pyeongchang Wind Power Co., Ltd.		Pyeongchang Wind Power Co., Ltd.
Amount of guarantees							₩ 0
Collateralized money invested 45
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Taebaek Guinemi Wind Power Co., Ltd.		Taebaek Guinemi Wind Power Co., Ltd.		Taebaek Guinemi Wind Power Co., Ltd.		Taebaek Guinemi Wind Power Co., Ltd.
Amount of guarantees							₩ 13,049
Name of Guarantee	IBK		IBK		IBK		IBK
Payment guarantees 3
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[7]	Korea Southern Power Co., Ltd.	[7]	Korea Southern Power Co., Ltd.	[7]	Korea Southern Power Co., Ltd.	[7]
Name of Principal obligor	Samcheok Eco Materials Co., Ltd.	[7]	Samcheok Eco Materials Co., Ltd.	[7]	Samcheok Eco Materials Co., Ltd.	[7]	Samcheok Eco Materials Co., Ltd.	[7]
Amount of guarantees							₩ 0	[7]
Name of Guarantee	SEM Investment Co., Ltd.	[7]	SEM Investment Co., Ltd.	[7]	SEM Investment Co., Ltd.	[7]	SEM Investment Co., Ltd.	[7]
Collateralized money invested 46
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Solaseado Solar Power Co., Ltd.		Solaseado Solar Power Co., Ltd.		Solaseado Solar Power Co., Ltd.		Solaseado Solar Power Co., Ltd.
Amount of guarantees							₩ 12,088
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Collateralized money invested 47
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[8]	Korea Southern Power Co., Ltd.	[8]	Korea Southern Power Co., Ltd.	[8]	Korea Southern Power Co., Ltd.	[8]
Name of Principal obligor	Naepo Green Energy Co., Ltd.	[8]	Naepo Green Energy Co., Ltd.	[8]	Naepo Green Energy Co., Ltd.	[8]	Naepo Green Energy Co., Ltd.	[8]
Amount of guarantees							₩ 0	[8]
Name of Guarantee	IBK and others	[8]	IBK and others	[8]	IBK and others	[8]	IBK and others	[8]
Guarantees for other supplemental funding and performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[3]	Korea Southern Power Co., Ltd.	[3]	Korea Southern Power Co., Ltd.	[3]	Korea Southern Power Co., Ltd.	[3]
Name of Principal obligor	Naepo Green Energy Co., Ltd.	[3]	Naepo Green Energy Co., Ltd.	[3]	Naepo Green Energy Co., Ltd.	[3]	Naepo Green Energy Co., Ltd.	[3]
Amount of guarantees							₩ 0	[3]
Name of Guarantee	IBK and others	[3]	IBK and others	[3]	IBK and others	[3]	IBK and others	[3]
Guarantees for supplemental funding 19
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[3]	Korea Southern Power Co., Ltd.	[3]	Korea Southern Power Co., Ltd.	[3]	Korea Southern Power Co., Ltd.	[3]
Name of Principal obligor	Naepo Green Energy Co., Ltd.	[3]	Naepo Green Energy Co., Ltd.	[3]	Naepo Green Energy Co., Ltd.	[3]	Naepo Green Energy Co., Ltd.	[3]
Amount of guarantees							₩ 30,000	[3]
Name of Guarantee	IBK and others	[3]	IBK and others	[3]	IBK and others	[3]	IBK and others	[3]
Collateralized money invested 48
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Omisan Wind Power Co., Ltd.		Omisan Wind Power Co., Ltd.		Omisan Wind Power Co., Ltd.		Omisan Wind Power Co., Ltd.
Amount of guarantees							₩ 10,411
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Collateralized money invested 49
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Geumsungsan Wind Power Co., Ltd.		Geumsungsan Wind Power Co., Ltd.		Geumsungsan Wind Power Co., Ltd.		Geumsungsan Wind Power Co., Ltd.
Amount of guarantees							₩ 3,493
Name of Guarantee	Kookmin Bank		Kookmin Bank		Kookmin Bank		Kookmin Bank
Collateralized money invested 50
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA
Name of Principal obligor	Kelar S.A.		Kelar S.A.		Kelar S.A.		Kelar S.A.
Amount of guarantees							₩ 117,137
Name of Guarantee	Export-Import Bank of Korea and others		Export-Import Bank of Korea and others		Export-Import Bank of Korea and others		Export-Import Bank of Korea and others
Guarantees for supplemental funding 20
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[3]	Korea Southern Power Co., Ltd.	[3]	Korea Southern Power Co., Ltd.	[3]	Korea Southern Power Co., Ltd.	[3]
Name of Principal obligor	Geumsungsan Wind Power Co., Ltd.	[3]	Geumsungsan Wind Power Co., Ltd.	[3]	Geumsungsan Wind Power Co., Ltd.	[3]	Geumsungsan Wind Power Co., Ltd.	[3]
Amount of guarantees							₩ 0	[3]
Name of Guarantee	Kookmin Bank	[3]	Kookmin Bank	[3]	Kookmin Bank	[3]	Kookmin Bank	[3]
Collateralized money invested 51
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA
Name of Principal obligor	Chester Solar I SpA		Chester Solar I SpA		Chester Solar I SpA		Chester Solar I SpA
Amount of guarantees							₩ 1,314
Name of Guarantee	IBK		IBK		IBK		IBK
Collateralized money invested 52
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA
Name of Principal obligor	Chester Solar IV SpA		Chester Solar IV SpA		Chester Solar IV SpA		Chester Solar IV SpA
Amount of guarantees							₩ 181
Name of Guarantee	IBK		IBK		IBK		IBK
Collateralized money invested 53
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA
Name of Principal obligor	Chester Solar V SpA		Chester Solar V SpA		Chester Solar V SpA		Chester Solar V SpA
Amount of guarantees							₩ 156
Name of Guarantee	IBK		IBK		IBK		IBK
Collateralized money invested 54
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA
Name of Principal obligor	Diego de Almagro Solar SpA		Diego de Almagro Solar SpA		Diego de Almagro Solar SpA		Diego de Almagro Solar SpA
Amount of guarantees							₩ 540
Name of Guarantee	IBK		IBK		IBK		IBK
Collateralized money invested 55
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA
Name of Principal obligor	Laurel SpA		Laurel SpA		Laurel SpA		Laurel SpA
Amount of guarantees							₩ 554
Name of Guarantee	IBK		IBK		IBK		IBK
Collateralized money invested 56
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	YeongGwang Yaksu Wind Electric Co., Ltd.		YeongGwang Yaksu Wind Electric Co., Ltd.		YeongGwang Yaksu Wind Electric Co., Ltd.		YeongGwang Yaksu Wind Electric Co., Ltd.
Amount of guarantees							₩ 156
Name of Guarantee	IBK and others		IBK and others		IBK and others		IBK and others
Collateralized money invested 57
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd		Korea Midland Power Co., Ltd		Korea Midland Power Co., Ltd		Korea Midland Power Co., Ltd
Name of Principal obligor	Hyundai Green Power Co., Ltd.		Hyundai Green Power Co., Ltd.		Hyundai Green Power Co., Ltd.		Hyundai Green Power Co., Ltd.
Amount of guarantees							₩ 119,791
Name of Guarantee	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Collateralized money invested 58
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Green Energy Electricity Generation Co., Ltd.		Green Energy Electricity Generation Co., Ltd.		Green Energy Electricity Generation Co., Ltd.		Green Energy Electricity Generation Co., Ltd.
Amount of guarantees							₩ 1,571
Name of Guarantee	IBK		IBK		IBK		IBK
Debt guarantees 3
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	PT. Cirebon Electric Power		PT. Cirebon Electric Power		PT. Cirebon Electric Power		PT. Cirebon Electric Power
Amount of guarantees | $	$ 4,785
Name of Guarantee	Mizuho Bank		Mizuho Bank		Mizuho Bank		Mizuho Bank
Debt guarantees 4
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	PT Wampu Electric Power		PT Wampu Electric Power		PT Wampu Electric Power		PT Wampu Electric Power
Amount of guarantees | $	$ 4,401
Name of Guarantee	SMBC		SMBC		SMBC		SMBC
Collateralized money invested 59
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Yaksu ESS Co., Ltd.		Yaksu ESS Co., Ltd.		Yaksu ESS Co., Ltd.		Yaksu ESS Co., Ltd.
Amount of guarantees							₩ 486
Name of Guarantee	IBK		IBK		IBK		IBK
Guarantees for supplemental funding and others 1
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.	[3]	Korea Midland Power Co., Ltd.	[3]	Korea Midland Power Co., Ltd.	[3]	Korea Midland Power Co., Ltd.	[3]
Name of Principal obligor	Green Energy Electricity Generation Co., Ltd.	[3]	Green Energy Electricity Generation Co., Ltd.	[3]	Green Energy Electricity Generation Co., Ltd.	[3]	Green Energy Electricity Generation Co., Ltd.	[3]
Amount of guarantees							₩ 0	[3]
Name of Guarantee	IBK and others	[3]	IBK and others	[3]	IBK and others	[3]	IBK and others	[3]
Collateralized money invested 60
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Namjeongsusang Solar Power Operation Co., Ltd.		Namjeongsusang Solar Power Operation Co., Ltd.		Namjeongsusang Solar Power Operation Co., Ltd.		Namjeongsusang Solar Power Operation Co., Ltd.
Amount of guarantees							₩ 373
Name of Guarantee	IBK		IBK		IBK		IBK
Collateralized money invested 61
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Gwangbaek Solar Power Investment Co., Ltd.		Gwangbaek Solar Power Investment Co., Ltd.		Gwangbaek Solar Power Investment Co., Ltd.		Gwangbaek Solar Power Investment Co., Ltd.
Amount of guarantees							₩ 5,133
Name of Guarantee	Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others
Collateralized money invested 62
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Muan Sunshine Solar Power Plant Co., Ltd.		Muan Sunshine Solar Power Plant Co., Ltd.		Muan Sunshine Solar Power Plant Co., Ltd.		Muan Sunshine Solar Power Plant Co., Ltd.
Amount of guarantees							₩ 2,562
Name of Guarantee	IBK		IBK		IBK		IBK
Collateralized money invested 63
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Goesan Solar park Co., Ltd.		Goesan Solar park Co., Ltd.		Goesan Solar park Co., Ltd.		Goesan Solar park Co., Ltd.
Amount of guarantees							₩ 2,591
Name of Guarantee	IBK		IBK		IBK		IBK
Collateralized money invested 64
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Bitgoel Eco Energy Co., Ltd.		Bitgoel Eco Energy Co., Ltd.		Bitgoel Eco Energy Co., Ltd.		Bitgoel Eco Energy Co., Ltd.
Amount of guarantees							₩ 5,292
Name of Guarantee	IBK and others		IBK and others		IBK and others		IBK and others
Collateralized money invested 65
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Energyco Co., Ltd.		Energyco Co., Ltd.		Energyco Co., Ltd.		Energyco Co., Ltd.
Amount of guarantees							₩ 2,190
Name of Guarantee	Nonghyup Bank		Nonghyup Bank		Nonghyup Bank		Nonghyup Bank
Collateralized money invested 66
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Jeju Gimnyeong Wind Power Co., Ltd.		Jeju Gimnyeong Wind Power Co., Ltd.		Jeju Gimnyeong Wind Power Co., Ltd.		Jeju Gimnyeong Wind Power Co., Ltd.
Amount of guarantees							₩ 872
Name of Guarantee	Nonghyup Bank		Nonghyup Bank		Nonghyup Bank		Nonghyup Bank
Guarantees for supplemental funding 21
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.	[3]	Korea Midland Power Co., Ltd.	[3]	Korea Midland Power Co., Ltd.	[3]	Korea Midland Power Co., Ltd.	[3]
Name of Principal obligor	Bitgoel Eco Energy Co., Ltd.	[3]	Bitgoel Eco Energy Co., Ltd.	[3]	Bitgoel Eco Energy Co., Ltd.	[3]	Bitgoel Eco Energy Co., Ltd.	[3]
Amount of guarantees							₩ 0	[3]
Name of Guarantee	IBK and others	[3]	IBK and others	[3]	IBK and others	[3]	IBK and others	[3]
Debt guarantees 5
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Energyco Co., Ltd.		Energyco Co., Ltd.		Energyco Co., Ltd.		Energyco Co., Ltd.
Amount of guarantees							₩ 2,746
Name of Guarantee	Shinhan Bank		Shinhan Bank		Shinhan Bank		Shinhan Bank
Collateralized money invested 67
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Dongbu Highway Solar Co., Ltd.		Dongbu Highway Solar Co., Ltd.		Dongbu Highway Solar Co., Ltd.		Dongbu Highway Solar Co., Ltd.
Amount of guarantees							₩ 352
Name of Guarantee	Nonghyup Bank		Nonghyup Bank		Nonghyup Bank		Nonghyup Bank
Collateralized money invested 68
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Seobu Highway Solar Co., Ltd.		Seobu Highway Solar Co., Ltd.		Seobu Highway Solar Co., Ltd.		Seobu Highway Solar Co., Ltd.
Amount of guarantees							₩ 316
Name of Guarantee	Nonghyup Bank		Nonghyup Bank		Nonghyup Bank		Nonghyup Bank
Collateralized money invested 69
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Yeongyang Wind Power Corporation II		Yeongyang Wind Power Corporation II		Yeongyang Wind Power Corporation II		Yeongyang Wind Power Corporation II
Amount of guarantees							₩ 7,461
Name of Guarantee	Korea Development Bank and Samsung Fire & Marine Insurance Co., Ltd		Korea Development Bank and Samsung Fire & Marine Insurance Co., Ltd		Korea Development Bank and Samsung Fire & Marine Insurance Co., Ltd		Korea Development Bank and Samsung Fire & Marine Insurance Co., Ltd
Collateralized money invested 70
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Haeparang Energy Co., Ltd.		Haeparang Energy Co., Ltd.		Haeparang Energy Co., Ltd.		Haeparang Energy Co., Ltd.
Amount of guarantees							₩ 2,188
Name of Guarantee	Templeton hana asset management Co. Ltd		Templeton hana asset management Co. Ltd		Templeton hana asset management Co. Ltd		Templeton hana asset management Co. Ltd
Collateralized money invested 71
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	[9]	Korea South-East Power Co., Ltd.	[9]	Korea South-East Power Co., Ltd.	[9]	Korea South-East Power Co., Ltd.	[9]
Name of Principal obligor	Dayone Energy Co., Ltd.	[9]	Dayone Energy Co., Ltd.	[9]	Dayone Energy Co., Ltd.	[9]	Dayone Energy Co., Ltd.	[9]
Amount of guarantees							₩ 0	[9]
Name of Guarantee	IBK	[9]	IBK	[9]	IBK	[9]	IBK	[9]
Guarantees for supplemental funding 22
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Haeparang Energy Co., Ltd.		Haeparang Energy Co., Ltd.		Haeparang Energy Co., Ltd.		Haeparang Energy Co., Ltd.
Amount of guarantees							₩ 0
Name of Guarantee	Templeton hana asset management Co. Ltd		Templeton hana asset management Co. Ltd		Templeton hana asset management Co. Ltd		Templeton hana asset management Co. Ltd
Collateralized money invested 73
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Principal obligor	RES Technology AD		RES Technology AD		RES Technology AD		RES Technology AD
Amount of guarantees							₩ 15,133
Name of Guarantee	UniCredit Bulbank and others		UniCredit Bulbank and others		UniCredit Bulbank and others		UniCredit Bulbank and others
Guarantees for supplemental funding 23
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.	[3]	Korea Midland Power Co., Ltd.	[3]	Korea Midland Power Co., Ltd.	[3]	Korea Midland Power Co., Ltd.	[3]
Name of Principal obligor	Saemangeum Sebit Power Plant Co., Ltd.	[3]	Saemangeum Sebit Power Plant Co., Ltd.	[3]	Saemangeum Sebit Power Plant Co., Ltd.	[3]	Saemangeum Sebit Power Plant Co., Ltd.	[3]
Amount of guarantees							₩ 0	[3]
Name of Guarantee	Kookmin Bank	[3]	Kookmin Bank	[3]	Kookmin Bank	[3]	Kookmin Bank	[3]
Guarantees for supplemental funding and others 2
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	[3],[10]	Korea South-East Power Co., Ltd.	[3],[10]	Korea South-East Power Co., Ltd.	[3],[10]	Korea South-East Power Co., Ltd.	[3],[10]
Name of Principal obligor	Dayone Energy Co., Ltd.	[3],[10]	Dayone Energy Co., Ltd.	[3],[10]	Dayone Energy Co., Ltd.	[3],[10]	Dayone Energy Co., Ltd.	[3],[10]
Amount of guarantees							₩ 76,800	[3],[10]
Name of Guarantee	NH investment & securities Co., Ltd. and others	[3],[10]	NH investment & securities Co., Ltd. and others	[3],[10]	NH investment & securities Co., Ltd. and others	[3],[10]	NH investment & securities Co., Ltd. and others	[3],[10]
Collateralized money invested 74
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Principal obligor	ASM-BG Investicii AD		ASM-BG Investicii AD		ASM-BG Investicii AD		ASM-BG Investicii AD
Amount of guarantees							₩ 14,555
Name of Guarantee	UniCredit Bulbank and others		UniCredit Bulbank and others		UniCredit Bulbank and others		UniCredit Bulbank and others
Guarantees for supplemental funding and others 3
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Principal obligor	Expressway Solar-light Power Generation Co., Ltd.		Expressway Solar-light Power Generation Co., Ltd.		Expressway Solar-light Power Generation Co., Ltd.		Expressway Solar-light Power Generation Co., Ltd.
Amount of guarantees							₩ 4,754
Name of Guarantee	Woori Bank		Woori Bank		Woori Bank		Woori Bank
Collateralized money invested 75
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Principal obligor	Goseong Green Power Co., Ltd.		Goseong Green Power Co., Ltd.		Goseong Green Power Co., Ltd.		Goseong Green Power Co., Ltd.
Amount of guarantees							₩ 288,893
Name of Guarantee	Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others
Collateralized money invested 76
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Principal obligor	Gangneung Eco Power Co., Ltd.		Gangneung Eco Power Co., Ltd.		Gangneung Eco Power Co., Ltd.		Gangneung Eco Power Co., Ltd.
Amount of guarantees							₩ 0
Name of Guarantee	Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others
Collateralized money invested 77
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Principal obligor	PND Solar Co., Ltd.		PND Solar Co., Ltd.		PND Solar Co., Ltd.		PND Solar Co., Ltd.
Amount of guarantees							₩ 1,403
Name of Guarantee	IBK		IBK		IBK		IBK
Collateralized money invested 78
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Principal obligor	Hyundai Eco Energy Co., Ltd.		Hyundai Eco Energy Co., Ltd.		Hyundai Eco Energy Co., Ltd.		Hyundai Eco Energy Co., Ltd.
Amount of guarantees							₩ 7,631
Name of Guarantee	Samsung Life Insurance and others		Samsung Life Insurance and others		Samsung Life Insurance and others		Samsung Life Insurance and others
Collateralized money invested 79
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Principal obligor	Jaeun Resident Wind Power Plant Co., Ltd.		Jaeun Resident Wind Power Plant Co., Ltd.		Jaeun Resident Wind Power Plant Co., Ltd.		Jaeun Resident Wind Power Plant Co., Ltd.
Amount of guarantees							₩ 2,236
Name of Guarantee	IBK		IBK		IBK		IBK
Collateralized money invested 80
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Principal obligor	Chungsongmeon BongSan wind power Co., Ltd.		Chungsongmeon BongSan wind power Co., Ltd.		Chungsongmeon BongSan wind power Co., Ltd.		Chungsongmeon BongSan wind power Co., Ltd.
Amount of guarantees							₩ 3,470
Name of Guarantee	Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others
Collateralized money invested 81
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Principal obligor	Yeongam Solar Power Co., Ltd.		Yeongam Solar Power Co., Ltd.		Yeongam Solar Power Co., Ltd.		Yeongam Solar Power Co., Ltd.
Amount of guarantees							₩ 9,879
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Collateralized money invested 82
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Principal obligor	Samsu Wind Power Co., Ltd.		Samsu Wind Power Co., Ltd.		Samsu Wind Power Co., Ltd.		Samsu Wind Power Co., Ltd.
Amount of guarantees							₩ 3,205
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Collateralized money invested 83
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Principal obligor	Saemangeum Heemang Photovoltaic Co., Ltd.		Saemangeum Heemang Photovoltaic Co., Ltd.		Saemangeum Heemang Photovoltaic Co., Ltd.		Saemangeum Heemang Photovoltaic Co., Ltd.
Amount of guarantees							₩ 13,010
Name of Guarantee	Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others
Guarantees for supplemental funding and performance guarantees [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[3]	Korea Southern Power Co., Ltd.	[3]	Korea Southern Power Co., Ltd.	[3]	Korea Southern Power Co., Ltd.	[3]
Name of Principal obligor	Omisan Wind Power Co., Ltd.	[3]	Omisan Wind Power Co., Ltd.	[3]	Omisan Wind Power Co., Ltd.	[3]	Omisan Wind Power Co., Ltd.	[3]
Amount of guarantees							₩ 0	[3]
Name of Guarantee	Shinhan Bank and others	[3]	Shinhan Bank and others	[3]	Shinhan Bank and others	[3]	Shinhan Bank and others	[3]
Collateralized money invested 84
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Principal obligor	Nepal Water & Energy Development Company Private Limited		Nepal Water & Energy Development Company Private Limited		Nepal Water & Energy Development Company Private Limited		Nepal Water & Energy Development Company Private Limited
Amount of guarantees | $	$ 97,105
Name of Guarantee	International Finance Corporation and others		International Finance Corporation and others		International Finance Corporation and others		International Finance Corporation and others
Collateralized money invested 85
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Principal obligor	Noeul Green Energy Co., Ltd.		Noeul Green Energy Co., Ltd.		Noeul Green Energy Co., Ltd.		Noeul Green Energy Co., Ltd.
Amount of guarantees							₩ 0
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Collateralized money invested 86
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Principal obligor	Busan Green Energy Co., Ltd		Busan Green Energy Co., Ltd		Busan Green Energy Co., Ltd		Busan Green Energy Co., Ltd
Amount of guarantees							₩ 4,396
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Business Reserve Payment Guarantee [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Principal obligor	Nepal Water & Energy Development Company Private Limited		Nepal Water & Energy Development Company Private Limited		Nepal Water & Energy Development Company Private Limited		Nepal Water & Energy Development Company Private Limited
Amount of guarantees | $	$ 33,333
Name of Guarantee	International Finance Corporation and others		International Finance Corporation and others		International Finance Corporation and others		International Finance Corporation and others
Collateralized money invested 87
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Principal obligor	Go deok Clean Energy Co., Ltd.		Go deok Clean Energy Co., Ltd.		Go deok Clean Energy Co., Ltd.		Go deok Clean Energy Co., Ltd.
Amount of guarantees							₩ 4,419
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Collateralized money invested 88
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Principal obligor	Cheong-Song Noraesan Wind Power Co., Ltd.		Cheong-Song Noraesan Wind Power Co., Ltd.		Cheong-Song Noraesan Wind Power Co., Ltd.		Cheong-Song Noraesan Wind Power Co., Ltd.
Amount of guarantees							₩ 4,264
Name of Guarantee	Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others
CollateralizedMoney Invested 89 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Principal obligor	Gwangyang Green Energy Co., Ltd.		Gwangyang Green Energy Co., Ltd.		Gwangyang Green Energy Co., Ltd.		Gwangyang Green Energy Co., Ltd.
Amount of guarantees							₩ 25,043
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Collateralized Money Invested 90 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Principal obligor	Gangneung Sacheon Fuel Cell Co., Ltd.		Gangneung Sacheon Fuel Cell Co., Ltd.		Gangneung Sacheon Fuel Cell Co., Ltd.		Gangneung Sacheon Fuel Cell Co., Ltd.
Amount of guarantees							₩ 4,276
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Collateralized Money Invested 91 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Principal obligor	Chun-cheon Green Energy Co., Ltd.		Chun-cheon Green Energy Co., Ltd.		Chun-cheon Green Energy Co., Ltd.		Chun-cheon Green Energy Co., Ltd.
Amount of guarantees							₩ 9,156
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Other performance guarantees 5 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Recursos Solares PV de Mexico II, S.A. de C.V.		Recursos Solares PV de Mexico II, S.A. de C.V.		Recursos Solares PV de Mexico II, S.A. de C.V.		Recursos Solares PV de Mexico II, S.A. de C.V.
Amount of guarantees | $	$ 393
Name of Guarantee	CFE Transmission		CFE Transmission		CFE Transmission		CFE Transmission
Other performance guarantees 6 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Sunmex Renovables, S.A. de C.V.		Sunmex Renovables, S.A. de C.V.		Sunmex Renovables, S.A. de C.V.		Sunmex Renovables, S.A. de C.V.
Amount of guarantees | $					$ 3,666
Name of Guarantee	SEMARNAT		SEMARNAT		SEMARNAT		SEMARNAT
Other Performance Guarantees 7 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Sunmex Renovables, S.A. de C.V.		Sunmex Renovables, S.A. de C.V.		Sunmex Renovables, S.A. de C.V.		Sunmex Renovables, S.A. de C.V.
Amount of guarantees | $	$ 9,078
Name of Guarantee	CENACE		CENACE		CENACE		CENACE

[1]	The credit limits of guarantees to RE Holiday Holdings LLC and RE Barren Ridge 1 Holdings LLC include the credit limits of guarantees to their subsidiaries.
[2]	The Company has provided the syndicate of lenders of PT Indo Raya Tenaga, the business corporation of PT Barito Wahana Tenaga, a guarantee by establishing the right of pledge on the shares of PT Barito Wahana Tenaga for project financing of PT Barito Wahana Tenaga as of December 31, 2022.
[3]	The Company guarantees to provide supplemental funding for business with respect to excessive business expenses or insufficient repayment of borrowings.
[4]	The common stocks of Dongducheon Dream Power Co., Ltd. held by the Company were pledged as collateral.
[5]	This includes a guarantee related to L/C for debt repayment allowance provided to DE Energia SpA, a joint venture of the Company.
[6]	The Company provided a payment guarantee to Daehan Wind Power PSC for opening L/C for Debt Service Reserve Account (DSRA).
[7]	Controlling and non-controlling common shareholders of Samcheok Eco Materials Co., Ltd. have pre-emption rights, if preferred shareholders intend to sell their shares until December 26, 2023. The promised yield of the preferred stock is guaranteed through the transaction. As of December 31, 2022, the Company has recognized derivative liabilities of ￦6,760 million related to the guarantee. Meanwhile, the Company is under an agreement with Samcheok Eco Materials Co., Ltd. that if a damage incurs related to the fulfillment of obligations pursuant to the mandatory contract of coal ash supply, compensation for the expected amount of the damage should be settled.
[8]	The Company recognized an impairment loss on all of the equity securities of Naepo Green Energy Co., Ltd. before the prior year, and the acquisition cost of the securities provided as collateral is ￦29,200 million.
[9]	The Company recognized an impairment loss on all of the equity securities of Dayone Energy Co., Ltd. before the prior year, and the acquisition cost of the securities provided as collateral is ￦47,067 million.
[10]	Pursuant to the guarantee agreement, the Company recognized other provisions of ￦7,230 million as the possibility of economic benefit outflow to fulfill the obligation was deemed probable and the amount could be reasonably estimated.